Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Beginning balance	$ 59,421	$ 51,868	$ 47,223
Additions	9,323	8,487	7,406
Reversals	(1,777)	(297)	(236)
Divestment of VIE's subsidiaries	(16,576)
Exchange difference	949	(637)	(2,525)
Ending balance	$ 51,340	$ 59,421	$ 51,868